Financial gain (loss) - Disclosure of net financial income (loss) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Income (Loss) [Abstract]
Interest on Kreos 1 & 2 straight bond loans	€ (760)	€ (3,737)	€ (2,344)
Interest on convertible loan notes	(3,935)	(2,641)	(1,064)
Interest on conditional advances	(176)	(196)	(145)
Interest on royalty certificates	(8,942)	(356)	0
Interest on lease liabilities	(13)	(10)	(5)
Increase in derivatives fair value	(3,046)	0	0
Loss on derecognition of financial liabilities	(3,431)	0	0
Transaction costs	(1,924)	0	0
Foreign exchange losses	(5,573)	0	0
Other	(73)	(83)	(2)
Financial expenses	(27,875)	(7,022)	(3,561)
Interest income	2,418	0	0
Decrease/(increase) in derivatives fair value	1,006	9,366	2,425
Decrease/(increase) in other liabilities at fair value through profit and loss	3,198	1,446	0
Effect of unwinding the discount related to advances made to CROs	355	0	0
Day-one gain on recognition of financial liabilities	212	0	0
Gain on derecognition of financial liabilities	192	0	0
Other financial income	130	306	84
Financial income	7,511	11,118	2,509
Financial gain (loss)	€ (20,364)	€ 4,096	€ (1,052)